Supplement Dated January 18, 2011
To The Statement of Additional Information
Dated October 11, 2010

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 1, 2011, on page 23, please delete the entire row for Dominic D’Annunzio and Michelle Engler in the section entitled “Managers and Officers of the Trust” in its entirety and replace it with the following:

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Dominic D’Annunzio (73) 1 Corporate Way Lansing, MI 48951	Manager 2 (6/2003 to present) Chairman of the Board 3 (2/2004 to 12/2010)	101
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)
Other Directorships Held by Manager During Past 5 Years: None
Michelle Engler (53) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (1/2011 to present) Manager 2 (4/2000 to present)	101
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)
Other Directorships Held by Manager During Past 5 Years: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

Effective January 1, 2011, on page 28, please delete the first paragraph of the section entitled “Manager Compensation” in its entirety and replace it with the following:

The officers of the JNL Variable Fund and the Manager who is an “interested person” receives no compensation from the JNL Variable Fund.  Effective January 1, 2011, each disinterested Manager is paid by the Funds an annual retainer of $120,000, as well as a fee of $7,000 for each meeting of the Funds’ Board attended.  The Chairman of the Funds’ Board receives an additional annual retainer of $40,000.  The Chair of the Audit Committee receives an additional annual retainer of $15,000 for her services in that capacity.  The members of the Audit Committee receive $2,500 for each in-person and telephonic Audit Committee meeting.   The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting.  If a Manager participates in a Board meeting by telephone, the Manager will receive half of the meeting fee.

This Supplement is dated January 18, 2011.

(To be used with V3670 10/10 and V3670PROXY 10/10.)

CMX6828 01/11